INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - Finance results (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Financial costs
Interest expenses	$ (7,020,963)	$ (5,284,901)	$ (14,603,863)	$ (10,832,604)
Financial commissions	(929,269)	(1,144,511)	(1,514,267)	(2,245,426)
Financial costs	(7,950,232)	(6,429,412)	(16,118,130)	(13,078,030)
Other financial results
Exchange differences generated by assets	(2,502,683)	(194,248)	(5,558,013)	(3,000,088)
Exchange differences generated by liabilities	1,694,236	(227,915)	4,406,932	1,041,921
Changes in fair value of financial assets or liabilities and other financial results	(151,441)	(267,203)	(951,772)	(1,992,755)
Prepayment premium fee			(2,676,273)
Net gain of inflation effect on monetary items	21,589	54,418	61,870	47,146
Other financial results	$ (938,299)	$ (634,948)	$ (4,717,256)	$ (3,903,776)